Margin Loan Payable - Schedule of Movement of the Margin Loan (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Draw-down			$ 7,177	$ 9,726	$ 10,047	$ 12,908
Margin Loan Facility [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Draw-down			8,000	10,696
Less: principal payment	$ (7,054)	$ (9,559)	(11,121)	(14,864)
Interest expense			1,270	1,628
Interest paid	$ (123)	$ (167)	$ (1,019)	(1,348)
Unrealized foreign exchange loss				$ 706